Debt Securities in Issue (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 208,441			£ 176,472
Debt securities	31,831			31,531
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	10,930			10,644
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000		€ 35,000,000,000
Debt securities	15,247			15,205
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Debt securities	1,591			1,851
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,975			2,874
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	0			60
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 2,088			£ 897